Equity (Schedule of Share-based Payments to Employees, Non-marketable Options, Movement in the Options) (Details) - Non Marketable Options [Member] - Share Share in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance as at start of year	23	14
Granted during the year	9	12
Forfeited during the year	(1)
Exercised during the year	(1)	(3)
Balance as at end of year	30	23